UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$616,738

Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB:
5.75%, 9/01/18 (a)	975	1,125,618
5.75%, 9/01/33	25	28,281
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	690	541,906
		1,695,805

California — 11.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	3,078,527
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,965,002
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	819,354
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,065	1,256,785
5.25%, 5/01/33	830	942,399
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,694,190
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,620	1,916,622
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	2,000	2,226,340
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,310	1,486,522
State of California, GO, Various Purposes, 6.00%, 3/01/33	2,535	3,040,251

Municipal Bonds	Par (000)	Value
California (concluded)
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	$1,000	$1,196,350
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	835	977,326
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	625	741,513
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	3,730	4,291,141
		25,632,322

Colorado — 0.9%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,165,520
5.50%, 11/15/30	330	381,523
5.50%, 11/15/31	400	460,532
		2,007,575

Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	575,525

Florida — 7.1%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	778,018
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,297,861
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,196,980
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	240	244,498
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,170	1,322,825

BlackRock MuniYield Investment Fund, Inc.	April 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, RB, Seaport (concluded):
Series B, AMT, 6.25%, 10/01/38	$525	$644,963
Series B, AMT, 6.00%, 10/01/42	700	843,066
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,709,742
County of Osceola Florida, RB, Sales Tax, Series A:
5.00%, 10/01/40	805	899,716
5.00%, 10/01/44	1,845	2,049,057
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,200	1,378,620
		15,365,346

Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	880	1,016,048

Hawaii — 0.5%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	485	562,440
5.25%, 8/01/26	525	603,865
		1,166,305

Illinois — 16.2%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	6,065	7,343,260
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	980	983,312
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	655	708,533
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,106,450
5.25%, 12/01/40	1,000	1,103,970
5.00%, 12/01/44	2,520	2,812,471
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,142,400
5.25%, 12/01/43	1,500	1,674,315

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	$4,000	$4,715,800
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,373,004
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,802,013
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,603,571
6.00%, 6/01/28	390	459,362
State of Illinois, GO:
5.25%, 2/01/31	1,005	1,078,516
5.25%, 2/01/32	2,200	2,349,314
5.50%, 7/01/33	1,000	1,104,330
5.50%, 7/01/38	415	456,475
		34,817,096

Indiana — 3.2%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	1,350	1,640,277
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	5,203,750
		6,844,027

Kansas — 1.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	3,275	3,773,324

Kentucky — 0.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,200	1,416,768

Louisiana — 4.1%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/45	1,850	2,014,076
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	1,500	1,695,045

BlackRock MuniYield Investment Fund, Inc.	April 30, 2015	2

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
LCTCS Act 360 Project, 5.00%, 10/01/37	$1,890	$2,131,939
Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,697,014
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,195	1,322,291
		8,860,365

Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	3,030,300

Massachusetts — 3.4%
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 6/01/41	3,000	3,150,210
Series C, 5.35%, 12/01/42	2,000	2,076,120
Series F, 5.70%, 6/01/40	1,940	2,046,428
		7,272,758

Michigan — 2.8%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,805	2,108,547
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,250	1,431,925
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,970	2,434,683
		5,975,155

Mississippi — 1.1%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,785	2,303,132

Nevada — 3.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,286,107

Municipal Bonds	Par (000)	Value

Nevada (concluded)
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	$3,375	$3,943,013
		7,229,120

New Jersey — 4.3%
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	900	1,001,223
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,579,153
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	2,996,701
Series AA, 5.50%, 6/15/39	2,475	2,694,433
		9,271,510

New York — 1.4%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	1,100	1,118,612
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 3, 6.38%, 7/15/49	1,650	1,880,670
		2,999,282

Ohio — 2.2%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,115	3,497,927
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,000	1,153,750
		4,651,677

Pennsylvania — 5.4%
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,075	1,240,969
Pennsylvania Bridges Finco LP, AMT, 5.00%, 12/31/34	1,375	1,495,203

BlackRock MuniYield Investment Fund, Inc.	April 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	$1,000	$1,026,870
Pennsylvania Turnpike Commission, RB, Sub-Series A:
6.00%, 12/01/16 (a)	3,000	3,260,400
5.63%, 12/01/31	2,455	2,862,677
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,710,630
		11,596,749

Rhode Island — 1.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	3,950	3,873,212

South Carolina — 2.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,899,863
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	1,955	2,278,416
5.50%, 7/01/41	1,000	1,129,620
		6,307,899

Texas — 8.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,152,760
6.00%, 1/01/41	2,600	3,010,358
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (a)	1,800	2,039,454
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	280	345,290
6.00%, 8/15/45	3,515	4,213,642
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,365	1,457,206
Series H, 5.00%, 11/01/37	1,535	1,653,072
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,133,150

Municipal Bonds	Par (000)	Value

Texas (concluded)
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$710	$811,651
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	2,016,132
		17,832,715

Virginia — 2.0%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	560	620,435
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	800	952,360
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	2,440	2,817,834
		4,390,629

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	3,470	3,791,530

Total Municipal Bonds — 90.2%		194,312,912

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California — 20.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (a)	2,680	3,151,166
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (d)	4,200	4,704,000
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	6,000	6,782,820
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (d)	5,250	6,116,696

BlackRock MuniYield Investment Fund, Inc.	April 30, 2015	4

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

California (concluded)
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series C, 6.00%, 8/01/19	$7,697	$9,253,752
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	893,980
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	8,412	9,744,096
University of California, RB, Series O, 5.75%, 5/15/19	3,000	3,558,570
		44,205,080

Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (d)	2,149	2,449,291

District of Columbia — 3.4%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (d)	2,805	3,276,904
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	3,507	3,958,646
		7,235,550

Florida — 2.2%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,299,767
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	393	400,851
		4,700,618

Illinois — 3.8%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18	5,300	6,164,059
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	1,750	1,919,114
		8,083,173

Nevada — 9.0%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,721,450
Series B, 5.50%, 7/01/29	5,668	6,580,173

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Nevada (concluded)
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	$6,070	$6,979,347
		19,280,970

New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (d)	2,159	2,451,197

New Jersey — 3.6%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,384,304
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,000	4,355,200
Series B, 5.25%, 6/15/36 (d)	1,000	1,054,161
		7,793,665

New York — 14.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,408	4,997,147
Series FF, 5.00%, 6/15/45	3,859	4,254,123
Series FF-2, 5.50%, 6/15/40	2,505	2,879,856
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,499	2,796,643
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,290	1,483,703
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,996,092
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	2,560	2,962,150

BlackRock MuniYield Investment Fund, Inc.	April 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	$5,700	$6,445,560

		30,815,274

South Carolina — 1.7%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (d)	3,240	3,657,604

Texas — 6.9%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (d)	3,989	4,506,995
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	5,400	6,204,762
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	3,480	4,085,346
		14,797,103

Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,994	2,189,404

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Virginia — 0.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$1,749	$1,974,439

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 69.5%		149,633,368

Total Long-Term Investments (Cost — $306,998,352) — 159.7%		343,946,280

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (e)(f)	1,748,279	$1,748,279

Total Short-Term Securities (Cost — $1,748,279) — 0.8%		1,748,279

Total Investments (Cost — $308,746,631*) — 160.5%		345,694,559
Other Assets Less Liabilities — 2.3%		4,916,054
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (35.2%)		(75,777,353)
VRDP Shares, at Liquidation Value — (27.6%)		(59,400,000)

Net Assets Applicable to Common Shares — 100.0%		$215,433,260

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$233,744,831
Gross unrealized appreciation	$37,022,873
Gross unrealized depreciation	(836,894)
Net unrealized appreciation	$36,185,979

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $18,118,171.
(e)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BlackRock MuniYield Investment Fund, Inc.	April 30, 2015	6

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income

FFI Institutional Tax-Exempt Fund	1,361,852	386,427	1,748,279	$525

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(153)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$19,641,375	$(172,918)

BlackRock MuniYield Investment Fund, Inc.	April 30, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

		Level 1	Level 2	Level 3	Total
Assets:
Investments:
	Long-Term Investments [1]	—	$343,946,280	—	$343,946,280
	Short-Term Securities	$1,748,279	—	—	1,748,279
Total		$1,748,279	$343,946,280	—	$345,694,559

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(172,918)	—	—	$(172,918)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
BlackRock MuniYield Investment Fund, Inc.	April 30, 2015	8

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund, Inc. (MYF)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

		Level 1	Level 2	Level 3	Total
Assets:
	Cash pledged for financial futures contracts	$217,000	—	—	$ 217,000
Liabilities:
	TOB trust certificates	—	$ (75,763,749)	—	(75,763,749)
	VRDP Shares	—	(59,400,000)	—	(59,400,000)
Total		$217,000	$(135,163,749)	—	$(134,946,749)

During the period ended April 30, 2015, there were no transfers between levels.

BlackRock MuniYield Investment Fund, Inc.	April 30, 2015	9

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: June 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: June 22, 2015